Note 7 - Mortgage Servicing Rights, Net (Details) - Estimated Future Amortization Expense for Mortgage Servicing Rights (Mortgage Servicing Rights [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2014
Mortgage Servicing Rights [Member]
Note 7 - Mortgage Servicing Rights, Net (Details) - Estimated Future Amortization Expense for Mortgage Servicing Rights [Line Items]
2015	$ 425
2016	382
2017	297
2018	199
2019	132
Thereafter	72
$ 1,507